Securities (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) security	Dec. 31, 2014 USD ($) security
Schedule of Available-for-sale Securities [Line Items]
Carrying value of pledged assets | $	$ 45,101	$ 30,770
Available-for-sale, securities in unrealized loss positions	Individually, none of these five equity securities have significant unrealized losses. Of the five equity securities that have sustained unrealized losses for more than 12 months, all have increased in fair value during 2015, indicating the possibility of full recovery and therefore are deemed to be temporarily impaired. Additionally, there are six equity securities in an unrealized loss position as of December 31, 2015 that have been in that position for less than 12 months. The unrealized losses present in those securities are insignificant. Management has identified no other-than-temporary impairment as of, or for the years ended, December 31, 2015, 2014 and 2013 in the equity portfolio
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment portfolio percentage	2.00%
Securities in unrealized loss position	5
Available-for-sale securities, number of securities with fair value increase	5
Obligations of U.S. Government Agencies and Corporations [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities in unrealized loss position	16
Securities in unrealized loss positions for 12 months or more	7
Percentage of securities depreciated from their amortized cost basis	1.00%
Obligations of State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment portfolio percentage	19.00%
Securities in unrealized loss position	21
Securities in unrealized loss positions for 12 months or more	2
Percentage of securities depreciated from their amortized cost basis	1.00%
U.S. Government Sponsored Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment portfolio percentage	21.00%
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment portfolio percentage	58.00%
Securities in unrealized loss position	0	16
Percentage of securities depreciated from their amortized cost basis		1.00%
Municipal Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Debt instrument term	5 years